FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 AED (د.إ)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 INR (₨)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 HKD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders					$ 28,284										$ 22,186
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (943)	$ (893)	$ (743)
Net income	0	0	0
Currency risk | Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders						$ 58										$ 4										$ (329)
OCI	(4)	0	25
Net income	0	0	0
Currency risk | Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders											$ 2,977										$ 2,679										$ 2,344
OCI	(210)	(209)	(169)
Net income	0	0	0
Currency risk | British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £				£ 3,965										£ 3,719											£ 3,749
OCI	(506)	(503)	(463)
Net income	0	0	0
Currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €									€ 505										€ 213										€ 326
OCI	(58)	(26)	(34)
Net income	0	0	0
Currency risk | Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$								R$ 2,823										R$ 2,591										R$ 1,941
OCI	(73)	(78)	(60)
Net income	0	0	0
Currency risk | Indian Rupee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨							₨ 25,022										₨ 15,904										₨ 10,436
OCI	(36)	(25)	(15)
Net income	0	0	0
Currency risk | Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders							₨ (75)																	$ (75)									$ (77)
OCI	1	1	1
Net income	0	0	0
Currency risk | Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥												¥ 1,593										¥ 1,207										¥ 1,001
OCI	(23)	(19)	(16)
Net income	0	0	0
Currency risk | South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩										₩ 245,507										₩ 232,345										₩ 147,052
OCI	(22)	(22)	(12)
Net income	0	0	$ 0
Currency risk | United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ													د.إ 451										د.إ 451
OCI	(12)	(12)
Net income	$ 0	$ 0